ORGANIZATION AND PRINCIPAL ACTIVITIES, Subsidiaries Combination (Details)	12 Months Ended
Dec. 31, 2021
Naked Brand Group, Inc. (NBGI) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jul. 27, 2012
Place of Incorporation	Nevada, U.S.
Percentage of direct or indirect economic interest	100.00%
Naked Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	May 17, 2005
Place of Incorporation	Nevada, U.S.
Percentage of direct or indirect economic interest	100.00%
Cenntro Automotive Corporation (CAC) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Mar. 22, 2013
Place of Incorporation	Delaware, U.S.
Percentage of direct or indirect economic interest	100.00%
Cenntro Electric Group, Inc. (CEG) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Mar. 09, 2020
Place of Incorporation	Delaware, U.S.
Percentage of direct or indirect economic interest	100.00%
Cenntro Automotive Group Limited (CAG HK) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Feb. 15, 2016
Place of Incorporation	Hong Kong
Percentage of direct or indirect economic interest	100.00%
Simachinery Equipment Limited (Simachinery HK) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jun. 02, 2011
Place of Incorporation	Hong Kong
Percentage of direct or indirect economic interest	100.00%
Zhejiang Cenntro Machinery Co., Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jan. 20, 2021
Place of Incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Zhejiang Tooniu Tech Co., Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Dec. 19, 2018
Place of Incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Hangzhou Ronda Tech Co., Limited (Hangzhou Ronda) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jun. 05, 2017
Place of Incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Hangzhou Cenntro Autotech Co., Limited (Cenntro Hangzhou) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	May 06, 2016
Place of Incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Zhejiang Sinomachinery Co., Limited (Sinomachinery Zhejiang) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jun. 16, 2011
Place of Incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Shengzhou Cenntro Machinery Co., Limited (Cenntro Machinery) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jul. 12, 2012
Place of Incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Hangzhou Hengzhong Tech Co., Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Dec. 16, 2014
Place of Incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Zhejiang Xbean Tech Co., Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Dec. 28, 2016
Place of Incorporation	PRC
Percentage of direct or indirect economic interest	100.00%